Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Components of Share-based Compensation Expense

The components of share-based compensation expense are as follows:

	Year ended December 31	Ten months ended December 31	Year ended February 28
	2019	2018	2018
Simple warrants (a)	24,741	5,029	1,086
Performance warrants (a)	11,023	1,860	3,465
Stock options (b)	101	—	—
Restricted share units (c)	220	—	—
Deferred share units (c)	1,119	—	—
Shares issued for services	2,320	521	25
	39,524	7,410	4,576

Black-Scholes Option Pricing Model to Estimate the Fair Value of Units Granted

In determining the amount of share-based compensation, the Company used the Black-Scholes option pricing model to estimate the fair value of units granted during the year ended December 31, 2019 and ten months ended December 31, 2018 through application of the following assumptions:

	December 31, 2019	December 31, 2018	February 28, 2018
Risk-free interest rate	1.41% - 1.88%	1.65% - 2.05%	1.13%
Expected life of units (years)	2 - 10	0.5 – 14	2 – 8
Expected annualized volatility	97% - 116%	80% - 106%	80%
Expected dividend yield	Nil	Nil	Nil
Weighted average Black-Scholes value of each unit	$0.67 - $23.55	$1.76 - $3.81	$0.52 - $2.09

Summary of Changes in Simple and Performance Warrants

The following table summarizes changes in the simple and performance warrants during the year ended December 31, 2019:

	Simple warrants outstanding	Weighted average exercise price	Performance warrants outstanding	Weighted average exercise price
Balance at December 31, 2018	6,129,866	$1.80	7,094,822	$2.04
Granted	4,795,200	6.32	723,200	12.23
Cancelled	(733,866)	2.32	(366,400)	1.21
Exercised	(376,200)	0.85	(1,652,800)	0.63
Balance at December 31, 2019	9,815,000	$4.01	5,798,822	$2.66

The following table summarizes changes in the simple and performance warrants during the ten months ended December 31, 2018:

	Simple warrants outstanding	Weighted average exercise price	Performance warrants outstanding	Weighted average exercise price
Balance at February 28, 2018	2,904,000	$0.82	8,125,334	$1.39
Granted	3,535,200	2.61	2,188,800	2.48
Cancelled	(293,334)	0.94	(360,002)	—
Exercised	(16,000)	0.63	(2,859,310)	0.71
Balance at December 31, 2018	6,129,866	$1.80	7,094,822	$2.04

The following table summarizes changes in the simple and performance warrants during the year ended February 28, 2018:

	Simple warrants outstanding	Weighted average exercise price	Performance warrants outstanding	Weighted average exercise price
Balance at February 28, 2017	—	$—	—	$—
Granted	2,904,000	0.82	8,125,334	1.39
Balance at February 28, 2018	2,904,000	$0.82	8,125,334	$1.39

Summarizes Outstanding Simple and Performance Warrants

The following table summarizes outstanding simple and performance warrants as at December 31, 2019:

	Warrants outstanding			Warrants exercisable
Range of exercise prices	Number of warrants	Weighted average exercise price	Weighted average contractual life (years)	Number of warrants	Weighted average exercise price	Weighted average contractual life (years)
Simple warrants
$0.63 - $0.94	4,019,000	0.68	5.62	3,635,000	0.68	5.62
$1.25 - $1.88	560,000	1.50	10.18	560,000	1.50	10.18
$2.97 - $4.53	1,232,000	3.18	5.62	848,000	3.10	5.11
$6.25 - $9.38	3,462,400	6.37	4.50	80,000	6.25	4.44
$12.50 - $37.50	541,600	18.08	7.87	9,600	21.88	9.05
	9,815,000	$4.01	5.61	5,132,600	$1.29	6.02
Performance warrants
$0.63 - $0.94	3,700,690	0.64	n/a	3,546,022	0.64	n/a
$1.25 - $1.88	646,933	1.52	n/a	381,334	1.48	n/a
$2.97 - $4.53	788,000	3.09	n/a	490,666	3.08	n/a
$6.25 - $9.38	362,933	6.97	n/a	38,400	6.25	n/a
$12.50 - $37.50	300,266	23.72	n/a	—	—	n/a
	5,798,822	$2.66	n/a	4,456,422	$1.02	n/a

The following table summarizes outstanding simple and performance warrants as at December 31, 2018:

	Warrants outstanding			Warrants exercisable
Range of exercise prices	Number of warrants	Weighted average exercise price	Weighted average contractual life (years)	Number of warrants	Weighted average exercise price	Weighted average contractual life (years)
Simple warrants
$0.63 - $0.94	3,629,866	0.73	5.46	1,765,331	0.73	5.46
$1.25 - $1.88	880,000	1.52	11.25	—	—	—
$2.97 - $4.53	1,331,200	3.24	6.78	328,000	2.97	6.59
$6.25 - $9.38	190,400	7.16	5.20	80,000	6.25	4.00
$12.50 - $15.63	98,400	13.87	9.46	—	—	—
	6,129,866	$1.80	6.63	2,173,331	$1.28	5.58
Performance warrants
$0.63 - $1.25	4,053,222	0.68	n/a	1,924,690	0.64	n/a
$1.56 - $3.13	1,221,600	2.50	n/a	120,000	2.97	n/a
$3.75 - $5.00	1,640,000	4.36	n/a	—	—	n/a
$6.25 - $21.88	180,000	8.33	n/a	—	—	n/a
	7,094,822	$2.04	n/a	2,044,690	$0.78	n/a

The following table summarizes outstanding simple and performance warrants as at February 28, 2018:

	Warrants outstanding			Warrants exercisable
Range of exercise prices	Number of warrants	Weighted average exercise price	Weighted average contractual life (years)	Number of warrants	Weighted average exercise price	Weighted average contractual life (years)
Simple warrants
$0.63	2,096,000		5.26	350,400		5.26
$0.94	696,000		6.79	—		—
$1.25	112,000		7.51	—		—
	2,904,000	$0.82	6.20	350,400	$0.63	5.26
Performance warrants
$0.63	5,853,333		n/a	3,432,000		n/a
$0.94	210,667		n/a	—		n/a
$1.25	210,667		n/a	—		n/a
$1.56 - $1.88	250,667		n/a	—		n/a
$3.75 - $5.00	1,600,000		n/a	—		n/a
	8,125,334	$1.39	n/a	3,432,000	$0.63	n/a

Summary of Changes in Stock Options

The following table summarizes changes in the stock options during the year ended December 31, 2019:

	Stock options outstanding	Weighted average exercise price
Balance at December 31, 2018	—	$—
Granted	623,850	4.33
Balance at December 31, 2019	623,850	$4.33

Summary of Outstanding Stock Options

The following table summarizes outstanding stock options as at December 31, 2019:

	Stock options outstanding			Stock options exercisable
Range of exercise prices	Number of options	Weighted average exercise price	Weighted average contractual life (years)	Number of options	Weighted average exercise price	Weighted average contractual life (years)
$3.12 - $5.80	373,850	3.12	9.21	22,500	3.12	4.97
$5.81 - $5.86	250,000	5.86	6.37	—	—	—
	623,850	$4.33	7.97	22,500	$3.12	4.97

Summary of Changes in RSUs and DSUs

The following table summarizes changes in the RSUs and DSUs as at December 31, 2019:

	RSUs outstanding	DSUs outstanding
Balance at December 31, 2018	—	—
Granted	107,543	378,080
Cancelled	(700)	(7,617)
Settled	—	(2,539)
Exercised	(57,960)	—
Balance at December 31, 2019	48,883	367,924